Offerings	Oct. 29, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share, reserved for issuance pursuant to the 2026 Equity Incentive Plan
Amount Registered | shares	5,519,849
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 88,317,584.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 7,683.63
Offering Note	1A. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the registrant's common stock, par value $0.00001 per share (the "Common Stock") that become issuable with respect to the securities identified in the above table under the registrant's 2026 Equity Incentive Plan (the "2026 EIP"), the 2026 Employee Stock Purchase Plan (the "ESPP") and the 2024 Stock Plan, as amended (the "2024 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. 1B. Represents 5,519,849 shares of Common Stock reserved for issuance under the 2026 EIP, after deducting options granted thereunder, as of the date of this Registration Statement. The number of shares of Common Stock available for issuance under the 2026 EIP will be increased by any shares of Common Stock subject to awards outstanding under the 2024 Plan that, on or after the effectiveness of the 2026 Plan, expire or otherwise terminate without having been exercised in full or are forfeited to or repurchased by the Registrant due to failure to vest. The maximum number of shares that can be added to the 2026 EIP from the 2024 Plan is 3,869,551. See footnotes 4A and 5A below. 1C. Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $16.00 per share, which is the initial public offering price set forth on the cover page of the Registrant's Prospectus dated October 29, 2026 relating to its initial public offering (the "IPO Price").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share, reserved for issuance pursuant to options outstanding under the 2026 Equity Incentive Plan
Amount Registered | shares	379,102
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 6,065,632.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 527.71
Offering Note	See footnote 1A. 2A. Represents 379,102 shares of Common Stock reserved for issuance pursuant to options outstanding under the 2026 Plan as of the date of this Registration Statement. To the extent that, on or after the effectiveness of the 2026 EIP, any shares subject to awards under the 2026 Plan expire or otherwise terminate without having been exercised in full or are forfeited to or repurchased by the Registrant due to failure to vest, the shares of Common Stock subject to such awards will become available for issuance under the 2026 EIP. See footnote 1B above. 2B. Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $16.00 per share, which is the weighted-average exercise price of options to purchase Common Stock outstanding under the 2026 Plan as of the date of this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share, reserved for issuance pursuant to the 2026 Employee Stock Purchase Plan
Amount Registered | shares	505,469
Proposed Maximum Offering Price per Unit	13.60
Maximum Aggregate Offering Price	$ 6,874,378.40
Fee Rate	0.0087%
Amount of Registration Fee	$ 598.07
Offering Note	See footnote 1A. 3A. Represents the shares of Common Stock reserved for issuance under the ESPP. 3B. Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $16.00, which is the IPO Price. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the lower of the fair market value of the Common Stock on the first trading day of the offering period or on the exercise date.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share, reserved for issuance pursuant to options outstanding under the 2024 Stock Plan, as amended
Amount Registered | shares	3,167,754
Proposed Maximum Offering Price per Unit	6.91
Maximum Aggregate Offering Price	$ 21,889,180.14
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,904.36
Offering Note	See footnote 1A. 4A. Represents 3,167,754 shares of Common Stock reserved for issuance pursuant to options outstanding under the 2024 Plan as of the date of this Registration Statement. To the extent that, on or after the effectiveness of the 2026 EIP, any shares subject to awards under the 2024 Plan expire or otherwise terminate without having been exercised in full or are forfeited to or repurchased by the Registrant due to failure to vest, the shares of Common Stock subject to such awards will become available for issuance under the 2026 EIP. See footnote 1B above. 4B. Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $6.91 per share, which is the weighted-average exercise price of options to purchase Common Stock outstanding under the 2024 Plan as of the date of this Registration Statement.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share, reserved for issuance pursuant to restricted stock units outstanding under the 2024 Stock Plan, as amended
Amount Registered | shares	701,797
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 11,228,752.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 976.90
Offering Note	See footnote 1A. 5A. Represents 701,797 shares of Common Stock reserved for issuance pursuant to restricted stock units outstanding under the 2024 Plan as of the date of this Registration Statement. To the extent that, on or after the effectiveness of the 2026 EIP, any shares subject to awards under the 2024 Plan expire or otherwise terminate without having been issued in full, are tendered to or withheld by the Registrant for tax withholding obligations, or are forfeited to or repurchased by the Registrant due to failure to vest, the shares of Common Stock subject to such awards will become available for issuance under the 2026 EIP. See footnote 1B above. 5B. Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $16.00 per share, which is the IPO Price.